EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 31, 2012 (Accession No. 0001193125-12-253799), to the Prospectus dated February 29, 2012, for Legg Mason Capital Management Growth Trust, a series of Legg Mason Global Asset Management Trust.